Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000025024 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Large Cap Growth Portfolio Class I-2
Average Annual Return, Percent	30.27%	11.12%	16.73%
C000025026 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Small Cap Growth Portfolio Class I-2
Average Annual Return, Percent	5.91%	(4.93%)	8.83%
C000025028 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Growth & Income Portfolio Class I-2
Average Annual Return, Percent	20.82%	15.51%	14.58%
C000025030 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Balanced Portfolio Class I-2
Average Annual Return, Percent	16.15%	11.02%	10.41%
C000025032 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Mid Cap Growth Portfolio Class I-2
Average Annual Return, Percent	16.77%	3.01%	11.68%
C000025034 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Capital Appreciation Portfolio Class I-2
Average Annual Return, Percent	32.87%	16.33%	18.17%
C000025033 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Capital Appreciation Portfolio Class S
Average Annual Return, Percent	32.51%	16.04%	17.86%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
Bloomberg U S Govt Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Gov't/Credit Bond Index
Average Annual Return, Percent	6.88%	(0.59%)	2.16%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	18.56%	15.32%	18.13%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	13.01%	3.18%	9.57%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	8.66%	6.65%	12.49%